						Filed Pursuant to Rule 497(e)
						of the Securities Act of 1933

                                                                   April 1, 2020
                                 PIONEER FUNDS
SUPPLEMENT TO THE PROSPECTUS AND SUMMARY PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO TIME, FOR:


   FUND                                         DATE OF PROSPECTUS
   Pioneer Strategic Income Fund                February 1, 2020
   Pioneer Emerging Markets Equity Fund         February 1, 2020
   Pioneer Equity Income Fund                   March 1, 2020
   Pioneer Flexible Opportunities Fund          March 1, 2020
   Pioneer Floating Rate Fund                   March 1, 2020
   Pioneer Global High Yield Fund               March 1, 2020
   Pioneer Global Multisector Income Fund       March 1, 2020
   Pioneer High Yield Fund                      March 1, 2020
   Pioneer ILS Bridge Fund                      March 1, 2020
   Pioneer ILS Interval Fund                    March 1, 2020
   Pioneer Mid Cap Value Fund                   March 1, 2020
   Pioneer International Equity Fund            April 1, 2020
   Pioneer Select Mid Cap Growth Fund           April 1, 2020
   Pioneer AMT-Free Municipal Fund              April 1, 2020
   Pioneer Fund                                 May 1, 2019
   Pioneer Real Estate Shares                   May 1, 2019
   Pioneer Core Equity Fund                     May 1, 2019
   Pioneer U.S. Government Money Market Fund    May 1, 2019
   Pioneer Multi-Asset Ultrashort Income Fund   August 1, 2019
   Pioneer Dynamic Credit Fund                  August 1, 2019
   Pioneer Fundamental Growth Fund              August 1, 2019
   Pioneer Bond Fund                            November 1, 2019
   Pioneer Securitized Income Fund              November 22, 2019
   Pioneer Balanced ESG Fund                    December 1, 2019
   Pioneer Multi-Asset Income Fund              December 1, 2019
   Pioneer Solutions - Balanced Fund            December 1, 2019
   Pioneer Disciplined Growth Fund              December 31, 2019
   Pioneer Disciplined Value Fund               December 31, 2019
   Pioneer Global Equity Fund                   December 31, 2019
   Pioneer High Income Municipal Fund           December 31, 2019
   Pioneer Corporate High Yield Fund            December 31, 2019
   Pioneer Short Term Income Fund               December 31, 2019

FUND SUMMARY
The following supplements the information under the heading "Principal Risks" in the section entitled "Fund summary":

RECENT EVENTS. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund's investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.














                                                                   32054-00-0420
                                (Copyright)2020 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC